INVESTMENTS	12 Months Ended
Dec. 31, 2020
INVESTMENTS
INVESTMENTS
7.	INVESTMENTS
The Company’s long-term investments are consisted of the following (RMB in millions):

	2019	2020
Debt investments	17,604	18,213
Equity investments	33,674	29,730

	51,278	47,943

Debt investments
Held to maturity debt securities
Held to maturity investments were time deposits and financial products in commercial banks with maturities of more than one year with the carrying amount of RMB15.1 billion and RMB15.4 billion as of December 31, 2019 and 2020 respectively. As of December 31, 2019 and 2020, the weighted average maturities periods are 1.5 years and 1.8 years, respectively.
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2019	2020
Cost, after adjusted with other-than-temporary impairment	2,693	3,134
Gross Unrealized Gains, including foreign exchange adjustment	257	173
Gross Unrealized Losses, including foreign exchange adjustment	(402)	(451)

Fair Value	2,548	2,856

For the years ended December 31, 2018, 2019 and 2020, the unrealized securities holding gain/(loss),
 net of tax of RMB(16) million, RMB5 million and RMB
(
21
)
 million, respectively, was reported in other comprehensive
income/(loss).
At December 31, 2020, the Company did not have the intent or a requirement to sell its available-for-sale
debt investments. The Company believes that the decline in fair value of the investment is largely due to changes in market and economic conditions related to the
COVID-19
pandemic. The Company also reviewed other available information and at December 31, 2020, expects recovery of the amortized cost basis of the investment
.
Equity investments
Equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2019	2020
Cost, after adjusted with other-than-temporary impairment	4,406	4,765
Gross Unrealized Gains, including foreign exchange adjustment	6,052	6,309
Gross Unrealized Losses, including foreign exchange adjustment	(421)	(839)

Fair Value	10,037	10,235

Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement.
Equity securities without readily determinable fair values
Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance
common stock, are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. The carrying value of equity securities without readily determinable fair values was RMB596 million and RMB588 million as of December 31, 2019 and 2020 respectively. There is no fair value changes related to these investments for the years ended December 31, 2019 and 2020.
None of the investments individually is considered as material to the Company’s financial position.
For the years ended December 31,
 2018, 2019 and 2020, the Company disposed certain equity securities without readily determinable fair values for total consideration of RMB261 million, RMB0 million and RMB30 million, respectively, which results a gain/(loss) of RMB122 million, RMB(1) million and RMB1 million as reported in other income/(expense), respectively. In 2018, the Company also paid certain equity securities without readily determinable fair values with amount of RMB294 million for business acquisition.
For the years ended December 31,
 2018, 2019 and 2020, the Company made investments in equity investments without readily determinable fair values with amount of RMB92 million, RMB89 million and RMB94 million, respectively.
Equity method investments
In December 2016,
in connection of share exchange transaction with BTG Hotels Company (“BTG”) and Homeinns Hotel Company (“Homeinns”), the Company exchanged its previously held equity interest in Homeinns for 22% equity interest of BTG. The Company applied equity method to account for the investment in BTG on one quarter lag basis. As of December 31, 2019 and 2020, the carrying value of its investment in BTG were RMB2.8 billion and RMB2.7 billion respectively, the change of which primarily relates to the equity income or loss recognized.

Tujia used to be a subsidiary of the Company. In 2015, after a private placement of Tujia, the Company lost the control in Tujia. In 2017, Tujia completed a restructure and its offline business was assumed by a newly established company and the Company converted part of its preferred shares investment in Tujia to common shares of Tujia and the newly established company. The Company applies equity method for its common shares investments on Tujia and the newly established company on one quarter lag basis. The preferred shares investment in Tujia was continued to be accounted for as available-for-sale
debt security. The Company concluded it does not have control over Tujia whilst it has majority ownership of Tujia since the Company does not have control of the board of directors of Tujia, which makes all the significant decisions of Tujia. As of December 31, 2019, the carrying value of the equity method investments was RMB1.0 billion, the change of which primarily relates to the equity loss recognized. In 2020, Tujia Offline consummated an external financing, together with the new investors, the Company obtained certain preferential rights, including the redemption rights and liquidation preference to its investment which is therefore not considered as in substance of common stock. The investment in Tujia Offline was then accounted for as available-for-sale
debt security and initially measured at its fair value of RMB 0.5 billion. The previously held equity method investment of RMB1.0 billion in Tujia Offline was then derecognized with a deemed disposal loss of RMB0.4 billion recognized in other loss. The decrease in the fair value of Tujia was mainly due to the adverse changes in market and economic conditions related to the
COVID-19
pandemic. As of December 31, 2019 and 2020, fair value of the preferred shares were RMB1.5 billion and RMB1.9 billion, respectively.
In May 2015, the Company acquired approximately 38% share capital of eLong, Inc. (“eLong”) and applied equity method on one quarter lag basis. In May 2016, eLong completed its “going-private” transaction and merger with
E-dragon
Holdings Limited
(“E-dragon”)
(“Reorganization”). After the Reorganization, the Company applies equity method for its ordinary shares investment in
E-dragon’s
on one quarter lag basis and the preferred shares of
E-dragon
are classified as
available-for-sale
debt security. In March 2018,
E-dragon
consummated a merger with
Tongcheng Network Technology Co.,Ltd (“LY.com”)
with
share swap transaction. The Company received an equity method investment in the enlarged group with previously held equity investment and preferred shares of
E-dragon
be exchanged. The Company recognized the gain of RMB847 million as reported in other income on receipts the shares in the enlarged group in 2018, and recognized the gain of RMB267 million as reported in other income when certain accrued tax related indemnification liability for the other shareholders of LY.com was reversed based on the final settlement in 2019. During the year ended December 31, 2018, the Company acquired additional equity interest with total consideration of RMB1.4 billion. After these transactions, the Company has 27% equity interest in the enlarged group and applied equity method for this investment. As of December 31, 2019 and 2020, the carrying value of its equity investment was RMB5.5 billion and RMB5.5 billion respectively, the change of which primarily relates to the equity income recognized.
The shares of MakeMyTrip Limited (“MakeMyTrip”) are listed in Nasdaq Stock Exchange.
The Company used to hold approximately 10% equity interest in MakeMyTrip and accounted for the investment as equity securities with readily determinable fair values. In August 2019, the Company consummated a share exchange transaction with Naspers Limited (“Naspers”), a shareholder of MakeMyTrip, pursuant to which Naspers exchanged certain ordinary shares and Class B convertible ordinary shares of MakeMyTrip for the Company’s newly issued 4,108,831 ordinary shares. Concurrent with the share exchange, the Company made the investment in a third-party investment entity by contributing certain ordinary shares and Class B shares of MakeMyTrip held by the Company and recorded the investment using equity method. After these transactions, the Company owns ordinary shares and Class B shares of MakeMyTrip, representing approximately 49% of MakeMyTrip’s total voting power with the total consideration of approximately US$1.2 billion (RMB8.7 billion), which included US$1.0 billion (RMB6.9 billion) newly issued ordinary shares of the Company and US$0.2 billion (RMB1.8 billion) of its previously held equity investment. The Company applied equity method to account for the investment in MakeMyTrip on one quarter lag basis. In 2020, as result of adverse impact on the business of MakeMyTrip from the
COVID-19
pandemic which is considered as other-than-temporary, the Company provided impairment on its investment on MakeMyTrip with amount of RMB0.7 billion according to its market price. As of December 31, 2019 and 2020, the carrying value of its investment was RMB8.5 billion and RMB5.7 billion.
As of December 31, 2020, equity method investments that are publicly traded with an aggregate carrying amount of RMB14.1 billion have increased in value and the total market value of these investments amounted to RMB20.2 billion.
The Company made some investments in several third party investment funds and accounted for the investments under equity methods on one quarter lag basis. As of December 31, 2019 and 2020, the carrying value of these investments were RMB2.5 billion and RMB2.5 billion respectively.
As of December 31, 2019 and 2020, the carrying value of the rest equity method investments were RMB2.8 billion and RMB2.4 billion, respectively.
The Company summarizes the condensed financial information of the Company’s equity method investments as a group below in compliance
with Rule
4-08
of Regulation
S-X
(RMB in millions).

	2018	2019	2020
	equity investments	equity investments	MakeMyTrip	other equity investments
Operating data:

Revenue	17,429	28,423	1,883	19,704
Gross profit	11,513	17,608	1,377	8,670
Income/(loss) from operations	294	2,590	(991)	(805)
Net income/(loss)	990	970	(2,864)	(1,631)
Net loss attributable to equity method investments	(81)	(440)	(1,459)	(389)
Add: Equity dilution impact	7	93	92	68
Add: Gain from disposal of equity method investments	42	—	—	—

Equity in loss of affiliates	(32)	(347)	(1,367)	(322)

	2018	2019	2020
	equity investments	equity investments	MakeMyTrip	other equity investments
Balance sheet data:
Current assets	26,612	41,940	1,682	35,004
Long-term assets	37,435	45,968	5,121	37,028
Current liabilities	20,404	31,769	1,100	27,914
Long-term liabilities	12,011	10,677	221	9,054
Non-controlling interests	232	342	24	167
For the years ended December 31, 2018, 2019 and 2020, the total cash paid for equity method investments was RMB1.7 billion, RMB1.4 billion and RMB351 million, respectively
.
Impairments
The Company performs impairment assessment of its investments by considering factors including, but not limited to, current economic and market conditions with the considerations of
COVID-19
impacts, as well as the operating performance of the investees.
For the years ended December 31, 2018, 2019 and 2020, impairment charges in connection with the available-for-sale debt investment of
nil, RMB150 million and nil were recorded. Impairment charges in connection with the equity securities with readily determinable fair value of nil, nil and RMB28  million were recorded. Impairment charges in connection with the equity securities without readily determinable fair value of nil, RMB55 million and RMB37 million were recorded. Impairment charges in connection with the equity method investments of RMB61 million, nil and RMB840 million were recorded. The impairment was recorded in “Other income/(expense)” (Note 2).